Equity-Accounted Investees - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Apr. 14, 2023
Statements [Line Items]
Capital funded			$ 514,700
Interest in associate	$ 0	$ 0	$ 0
Pathway Rx Inc [Member]
Statements [Line Items]
Proportion of ownership interest in associate	25.00%
SunStream [Member] | Events After Reporting Period
Statements [Line Items]
Interest in associate				$ 10,900
Sun Stream Bancorp Inc. [Member]
Statements [Line Items]
Proportion of ownership interest in joint venture	50.00%
Capital funded	$ 119,137	$ 395,569
Commitment To funded Capital Towards Joint Venture Monetary Instant Credit Definition	$ 538,000